Disaggregated revenues	12 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Disaggregated revenues

18. Disaggregated revenues

The following table shows disaggregated revenues by major categories for the years ended June 30, 2023 and 2024, respectively:

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Retrofit revenue	5,494,112	8,460,981	10,694,680
Product revenue	511,451	1,140,490	1,441,579
Total	6,005,563	9,601,471	12,136,259

The following table shows disaggregated cost of revenues by major categories for the years ended June 30, 2023 and 2024, respectively:

	For the years ended June 30,
	2023		2024
	GBP	%	GBP	US$	%
Retrofit revenue	4,501,255	92	7,021,289	8,874,909	94
Product revenue	419,338	8	437,677	553,224	6
Total	4,920,593	100	7,458,966	9,428,133	100

The following table sets forth a breakdown of gross profit and gross profit margin for the years ended June 30, 2023 and 2024, respectively:

	For the years ended June 30,
	2023				2024
Category	Revenue	Cost of revenue	Gross profit	Gross profit margin	Revenue	Cost of revenue	Gross profit	Gross profit	Gross profit margin
	GBP	GBP	GBP	%	GBP	GBP	GBP	US$	%
Retrofit revenue	5,494,112	4,501,255	992,857	18	8,460,981	7,021,289	1,439,692	1,819,771	17
Product revenue	511,451	419,338	92,113	18	1,140,490	437,677	702,813	888,355	62
Total	6,005,563	4,920,593	1,084,970	18	9,601,471	7,458,966	2,142,505	2,708,126	22

(i) Transaction price allocated to the remaining performance obligations

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have an original expected duration of one year or less.

(ii) Geographical information

In presenting information on the basis of geographical segments, geographical revenue is based on the final location where the Company sells the product or where the customer/partner is located.

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
The United Kingdom	5,688,341	9,091,010	11,491,036
Hong Kong	317,222	510,461	645,223
Total	6,005,563	9,601,471	12,136,259